Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Cash and cash equivalents	$1,627,181	$1,597,147
Restricted cash	198,285	159,623
Total cash, cash equivalents and restricted cash	$1,825,466	$1,756,770

Restrictions on Cash and Cash Equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Cash and cash equivalents	$1,627,181	$1,597,147
Restricted cash	198,285	159,623
Total cash, cash equivalents and restricted cash	$1,825,466	$1,756,770